Revenues (Tables)	12 Months Ended
Aug. 31, 2025
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	2025	2024	2023
	$	$	$
Sales of boats	11,879,454	1,273,441	959,832
Sales of parts and boat maintenance	1,732,791	69,969	241,153
Boat rental and boat club membership revenue	172,007	1,446,420	3,000,700
Sale of powertrain systems	57,304	—	—
	13,832,556	2,789,650	4,201,685

Revenues from external customers for the fiscal years ended August 31, 2025 and 2024 were primarily from the U.S. The table below provides the breakdown disclosed in comparative periods:

			2023
	Sale of	Rental of
	electric boats	electric boats	Total
	$	$	$
Canada	259,149	—	259,149
USA	801,546	3,002,702	3,804,248
Other	138,288	—	138,288
	1,198,983	3,002,702	4,201,685